Transfer of financial assets, assets pledged and received as collateral	12 Months Ended
Dec. 31, 2021
Transfer of financial assets, assets pledged and received as collateral [abstract]
Transfer of financial assets, assets pledged and received as collateral
43

Transfer of financial assets, assets pledged and received as collateral
Financial assets pledged

as collateral
The financial assets pledged as collateral consist primarily of Loans and advances to customers pledged to secure
Debt securities in issue, deposits from the Dutch Central Bank and other banks, as well as debt securities used in
securities lending or sale and repurchase transactions. They serve to secure margin accounts and are used for
other purposes required by law. Pledges are generally conducted under terms that are usual and customary for collateralised transactions including standard sale and repurchase agreements, securities lending and borrowing and derivatives margining. The financial assets pledged are as follows:
Financial assets pledged as collateral
2021 2020
Banks
–

Cash and balances with central banks
465 1,377
–

Loans and advances to banks
3,310 3,833
Financial assets at fair value through profit or loss 15,334
14,772
Financial assets at fair value through OCI 2,320
2,377
Securities at amortised cost 4,468 7,023
Loans and advances to customers 118,868 115,194
Other assets 796 761
145,560
145,338
In addition, in some jurisdictions ING Bank

N.V.

has an obligation to maintain a reserve with central banks. As at
31 December 2021, the minimum mandatory reserve deposits

with various central banks amount to EUR
10,625
million (2020: EUR 10,573

million).

Loans and advances to customers that have been pledged as collateral for debt securities in issue and for liquidity purposes amount to EUR 118,868

million (2020: EUR
115,194

million).
Financial assets received as collateral
The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.

These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.
Financial assets received as collateral
2021 2020
Total received

collateral available for

sale or repledge at fair value
–

equity securities
27,553
20,018
–

debt securities
67,696 79,670
of which sold or repledged at fair value
–

equity securities
23,330
16,365
–

debt securities
50,366 60,384
Transfer

of financial assets
The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt instruments used in securities lending or sale and

repurchase transactions.
Transfer of financial assets not qualifying for derecognition

Securities lending Sale and repurchase
Equity Debt Equity Debt
2021 2020 2021 2020 2021 2020 2021 2020
Transferred

assets at carrying amount
Financial assets at fair value through profit or loss
3,109 3,151 4,384 2,078 5,863 8,619
Financial assets at fair value through other
comprehensive income 150 56 527 2,120
Loans and advances to customers
4,386 2,381 2
Securities at amortised cost
280 470 992 6,281
Associated liabilities at carrying amount 1
Deposits from banks
n/a n/a n/a n/a
Customer deposits
n/a n/a n/a n/a
Financial liabilities at fair value through profit or
loss n/a n/a n/a n/a 4,130 2,018 7,538 5,994
1 The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

2 The prior period has been updated to improve consistency and comparability.
The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position.

Transferred

financial assets that are derecognised in their entirety are mentioned in note 49 ‘Structured Entities’.